Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities
Net loss	$ (366,973)	$ (2,984,116)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	11,827	2,045,964
Amortization of intangible assets	35,032	3,327,665
Loss from long-term investment	(931,959)	104,354
Impairment loss related to long term investment	(6,526)
Changes in operating assets and liabilities:
Accounts receivables, net	292,286	112,103
Prepayments and other current assets	934,053	1,270,137
Other receivables	1,494	3,697
Amounts due from a related party		(59,157)
Deferred tax assets		(365,930)
Interest payable	397,174	416,674
Accounts payable	(19,450)	(29,473)
Amounts due to a related party	(2,253)	(7,010)
Operating Right-of-use asset	93,081	55,119
Deferred revenue	(806,196)	(3,671,586)
Accrued expenses	(54,439)	300,820
Taxes payable	(61,556)	37,210
Deferred tax liabilities	(5,167)	(4,184)
Operating Lease Liability	(115,826)	3,995
Net cash (used in)/generated from operating activities	(605,398)	556,282
Cash flows from investing activities
Purchase of property and equipment
Purchase of intangible assets
Proceed from redemption of financial assets held for trading
Investment in privately held company		(304,981)
Cash acquired from business combination
Proceed from disposal of equipment	4,785
Net cash generated from/(used in) investing activities	4,785	(304,981)
Cash flows from financing activities
Net cash generated from financing activities
Effects of foreign currency translation	(673,458)	(1,540,533)
Net increase in cash	(1,274,071)	(1,289,232)
Cash at beginning of period	20,998,786	23,834,125
Cash at end of period	19,724,715	22,544,893
Supplemental disclosures of cash flow information
Cash paid for income taxes
Non cash transactions
Issuance of ordinary shares for business combination
Mandatory conversion of convertible note	$ 110